Geographic Data And Concentration	12 Months Ended
Dec. 31, 2010
Geographic Data And Concentration [Abstract]
Geographic Data And Concentration

Note 6—Geographic Data and Concentration

No single country outside of the U.S. accounted for more than 10% of revenue during the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008. There was no single customer that accounted for more than 10% of net sales during the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008; however, two customers' accounts receivable balances each constituted more than 10% of the accounts receivable balance at December 31, 2010.

Revenue and long-lived assets related to the U.S. and international operations and revenue by type for the year ended December 31, 2010, the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, are as follows:

	Successor		Predecessor
($ in thousands)	Year ended December 31, 2010	Period from July 17 to December 31, 2009	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Revenue:
U.S.	$217,220	$43,795	$87,611	$166,832
International	3,378	42	35	23

	$220,598	$43,837	$87,646	$166,855

Long lived assets:
U.S.	$927,354	$576,519	$184,909	$187,461
International	3,880	271	268	263

Balance, end of period	$931,234	$576,790	$185,177	$187,724

Revenue:
Online	$213,579	$41,369	$82,618	$158,053
Print	7,019	2,468	5,028	8,802

	$220,598	$43,837	$87,646	$166,855